Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of basic loss per share [Abstract]
Loss attributable to Company’s owners (U.S. dollars in thousands)	$ (4,883)	$ (1,544)
The weighted average of the number of issued ordinary shares (in thousands(	24,637	4,982
Basic loss per share (U.S. dollar)	$ (0.2)	$ (0.31)